Subsequent Events - Additional Information (Detail) - Subsequent Event [Member] - Payvision [member] € in Millions	Jan. 29, 2018 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Percentage of business acquired	75.00%
Total estimated value of company to be acquired	€ 360